Consolidated Statements of Cash Flows (Parenthetical)	12 Months Ended
Dec. 31, 2017 shares
Redesignation of Pre-IPO Series A Preferred Shares into Class A Ordinary Shares [Member]
Type of shares redesignated	Pre-IPO Series A Preferred Shares
Redesignation of Pre-IPO Preferred Shares into Ordinary Shares, Shares	32,000,000
Redesignation of Pre-IPO Series B Preferred Shares into Class B Ordinary Shares [Member]
Type of shares redesignated	Pre-IPO Series B Preferred Shares
Redesignation of Pre-IPO Preferred Shares into Ordinary Shares, Shares	65,431,579